UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: September 30th

Date of reporting period: 07/01/2022 to 06/30/2023

ITEM 1.	PROXY VOTING RECORD:

The filing for Timber Point Global Allocation Fund, a series of 360 Funds Trust, is attached.

Country of Origin	Region	Country Of Trade	Issuer Name	Meeting Date	Cutoff Date	Record Date	Vote Date	Ticker	Security Type	Security ID	ISIN	CUSIP	Contested	Agenda Type	Meeting Vote Status	Meeting Type	Meeting Level	Watch List	Ballot Vote Status	Decision Status Code	Votable Shares	Shares Held	Shares On Loan	Settlement Location	Policy Tag	Customer Account Name	Customer Account Number	Custodian Account Number	Voting Group	Vote Execution Profile Name	Ballot Inbox Group	Fund Id	Fund Name	Last Instructed By	Last Approved By	Proxy Paper ID	Job Number	Agenda Key	Grouped By	Control Number Key	Rationale for Exclusion	Share Blocking	Meeting Notes
United States	Canada & United States	United States	Royce Value Trust Inc	9/28/2022	9/27/2022	8/1/2022	9/24/2022	RVT	CUSIP	780910	US7809101055	780910105	No	Mgmt	Voted	Annual	4		Voted	Approved	10000	0	0		TIMBER-GL	Timber Point Alternative Income Fund	Timber Point Alternative Income Fund	010039750522	TIM0221	TIM0221		7350	Timber Point Alternative Income Fund			389728	P79389	935699857	JP79389	1858756685364246		No
United States	Canada & United States	United States	Royce Value Trust Inc	9/28/2022	9/27/2022	8/1/2022	9/24/2022	RVT	CUSIP	780910	US7809104026	780910105	No	Mgmt	Voted	Annual	4		Voted	Approved	30000	0	0		TIMBER-GL	Timber Point Global Allocations Fund	Timber Point Global Allocations Fund	010039750530	TIM0221	TIM0221		7349	Timber Point Global Allocations Fund			389728	P79389	935699857	JP79389	9741808548944089		No
United States	Canada & United States	United States	Inhibikase Therapeutics Inc	6/23/2023	6/22/2023	5/1/2023	6/19/2023	IKT	CUSIP	45719W		45719W106	No	Mgmt	Voted	Annual	4		Voted	Approved	33000	0	0		TIMBER-GL	Timber Point Global Allocations Fund	Timber Point Global Allocations Fund	010039750530	TIM0221	TIM0221		7349	Timber Point Global Allocations Fund			402937	P91514	935862018	JP91514	9421111949016351		No
United States	Canada & United States	United States	Spdr Series Trust	9/15/2022	10/19/2022	7/20/2022	10/12/2022	MTK	CUSIP	78464A	US78464A7550	78464A	No	Mgmt	Voted	Special	4		Voted	Approved	2500	0	0		TIMBER-GL	Timber Point Alternative Income Fund	Timber Point Alternative Income Fund	010039750522	TIM0221	TIM0221		7350	Timber Point Alternative Income Fund			389385	S50355	935696572	JS50355	2175116370154252		No
United States	Canada & United States	United States	Spdr Series Trust	9/15/2022	10/19/2022	7/20/2022	10/12/2022	MTK	CUSIP	78464A	US78464A7550	78464A	No	Mgmt	Voted	Special	4		Voted	Approved	70000	0	0		TIMBER-GL	Timber Point Alternative Income Fund	Timber Point Alternative Income Fund	010039750522	TIM0221	TIM0221		7350	Timber Point Alternative Income Fund			389385	S50355	935696572	JS50355	5189006742277028		No
United States	Canada & United States	United States	Spdr Series Trust	9/15/2022	9/14/2022	7/20/2022	9/11/2022	MTK	CUSIP	78464A	US78464A4177	78464A870	No	Mgmt	Voted	Special	4		Voted	Approved	3000	0	0		TIMBER-GL	Timber Point Global Allocations Fund	Timber Point Global Allocations Fund	010039750530	TIM0221	TIM0221		7349	Timber Point Global Allocations Fund			389385	S50355	935696572	JS50355	4735390146195765		No
United States	Canada & United States	United States	Harbor Custom Development Inc	2/17/2023	2/16/2023	12/19/2022	2/13/2023	HCDI	CUSIP	41150T		41150T108	No	Mgmt	Voted	Special	4		Voted	Approved	50000	0	0		TIMBER-GL	Timber Point Global Allocations Fund	Timber Point Global Allocations Fund	010039750530	TIM0221	TIM0221		7349	Timber Point Global Allocations Fund			400467	S58147	935756772	JS58147	8695242614601514		No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott
President
Date: August 21, 2023